Investment Securities (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 30, 2025 Securities
Investment Securities [Abstract]
Securities available for sale pledged to secure short-term borrowings and for other purposes | $		$ 188,500	$ 149,500
Available-for-sale, allowance for credit loss | $		0	0
Held-to-maturity, allowance for credit loss | $		0	0	$ 0
Held to maturity securities on non-accrual status | $		0	0
Unrealized gain on exchange of common stock | $	[1]	0	$ 1,383	$ 0
Visa Class B-1 Common Stock [Member]
Investment Securities [Abstract]
Number of common stock shares exchanged (in Shares) | shares			6,528
Visa Class C Common Stock [Member]
Investment Securities [Abstract]
Unrealized gain on exchange of common stock | $			$ 1,400
Investment, carrying value | $			0
Visa Class B-2 Common Stock [Member]
Investment Securities [Abstract]
Investment, carrying value | $		$ 0	$ 0
U. S. Government Sponsored Enterprises [Member]
Investment Securities [Abstract]
Number of securities in unrealized loss position (in Securities) | Securities					6
Number of securities available for sale (in Securities) | Securities					7
Mortgage-Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Investment Securities [Abstract]
Number of securities in unrealized loss position (in Securities) | Securities					108
Number of securities available for sale (in Securities) | Securities					120
Small Business Administration-Guaranteed Participation Securities [Member]
Investment Securities [Abstract]
Number of securities in unrealized loss position (in Securities) | Securities					8
Number of securities available for sale (in Securities) | Securities					8
Corporate Bonds [Member]
Investment Securities [Abstract]
Number of securities in unrealized loss position (in Securities) | Securities					4
Number of securities available for sale (in Securities) | Securities					9

[1]	Not within the scope of ASC 606.